Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	Commitments and Contingencies

The Company has several non-cancelable operating leases, primarily for general office space, that expire over the next three years.  The Company has no capital leases at this time. Future minimum lease payments under these leases are as follows:

Year Ending March 31,	Operating Leases
2016	95
2017	129
2018	54
Total minimum lease payments	$278

Most leases provide for the Company to pay real estate taxes and other maintenance expenses. Rent expense for operating leases related to continuing operations, net of sublease income was $32 and $31, during the three months ended June 30, 2015 and 2014, respectively.

Note 8.	Commitments and Contingencies

The Company has several non-cancelable operating leases, primarily for general office space, that expire over the next four years.  We have no capital leases at this time. Future minimum lease payments under these leases are as follows:

Year Ending March 31,	Operating Leases

2016	$126
2017	129
2018	54
Thereafter	-
Total minimum lease payments	$309

Most leases provide for the Company to pay real estate taxes and other maintenance expenses. Rent expense for operating leases related to continuing operations, net of sublease income, was $122 and $131, during the years ended March 31, 2015 and 2014, respectively.

As of September 1, 2012, we maintain our headquarters, encompassing our executive office and storage areas in San Francisco, California.   We have a primary lease for office space, consisting of 2,614 square feet, which expires August 31, 2017.  We also rent storage/workspace areas on a monthly basis.  We own all of the equipment used in our facilities.  Such equipment consists primarily of computer related assets and furniture.